EQUITY - Series of shares (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CLP ($) director shares	Dec. 31, 2023 CLP ($) shares
EQUITY
Paid-in and subscribed capital | $	$ 270,737,574	$ 270,737,574
Number of directors | director	14
Series A
EQUITY
Number of shares subscribed, paid-in and voting shares | shares	473,289,301	473,289,301
Paid-in and subscribed capital | $	$ 135,379,504	$ 135,379,504
Number of directors elected | director	12
Series B
EQUITY
Number of shares subscribed, paid-in and voting shares | shares	473,281,303	473,281,303
Paid-in and subscribed capital | $	$ 135,358,070	$ 135,358,070
Number of directors elected | director	2
Additional dividend distribution as a percentage	10.00%